New and amended accounting standards and interpretations and changes to accounting policies	12 Months Ended
Jun. 30, 2025
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New and amended accounting standards and interpretations and changes to accounting policies
37 New and amended accounting standards and interpretations and changes to accounting policies
New and amended accounting pronouncements on issue but not yet effective
IFRS 18/AASB 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18)
On 9 April 2024 and 14 June 2024, the IASB and AASB, respectively, issued IFRS 18 which will replace IAS 1 ‘Presentation of Financial Statements’ for reporting periods beginning on or after 1 January 2027, with early application permitted.
IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals, and classification within the cash flow statement, including for interest and dividends. The standard also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified roles of the primary financial statements and the notes. Management is currently assessing the impact of IFRS 18 on presentation and disclosures in the Group’s Financial Statements.
Nature-dependent Electricity - IFRS 9/AASB 9 Financial Instruments and IFRS 7/AASB 7 Financial Instruments: Disclosures amendments
Amendments to IFRS 9 and IFRS 7, effective from 1 January 2026, aim to improve reporting of nature-dependent electricity contracts (such as power purchase agreements) by clarifying the ‘own-use’ exemption and hedge accounting requirements for such arrangements, as well as introducing additional disclosure requirements. Management is currently assessing the impact of the amendments and while no material impact has been identified to date, future impacts may arise as the Group enters into new or amends existing arrangements.
A number of other accounting standards and interpretations have been issued and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date.
These pronouncements have not been applied in the preparation of these Financial Statements.